Income Taxes (Tables)	12 Months Ended
Apr. 30, 2016
Income (Loss) Before Income Taxes

Income (loss) before income taxes for fiscal 2016, fiscal 2015 and fiscal 2014 are as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Domestic operations	$6,827	68,535	(66,862)
Foreign operations	(941)	3,981	733

Total income (loss) before taxes	$5,886	72,516	(66,129)

Income Tax Provisions (Benefits)

Income tax provisions (benefits) for fiscal 2016, fiscal 2015 and fiscal 2014 are as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Current:
Federal	$(47,053)	39,514	(43,024)
State	3,908	2,674	(2,219)
Foreign	(273)	1,314	156

Total current	(43,418)	43,502	(45,087)

Deferred:
Federal	21,570	6,099	42,695
State	13,018	(10,001)	15,403
Foreign	16	44	—

Total deferred	34,604	(3,858)	58,098

Total	$(8,814)	39,644	13,011

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	8.3	10.8	(6.3)
Change to unrecognized tax benefits	(111.3)	0.2	(2.9)
Excess executive compensation	8.0	3.7	(1.0)
Meals and entertainment disallowance	5.1	1.1	(0.8)
Tax credits	(76.3)	(3.9)	4.3
Joint venture net loss allocation	—	33.1	(30.3)
Change in valuation allowance	108.6	(19.8)	(17.6)
Changes in deferred taxes and payables	(134.8)	(5.4)	—
State law changes	4.7	—	—
Other, net	3.0	(0.1)	(0.1)

Effective income tax rate	(149.7)%	54.7%	(19.7)%

Components of Deferred Tax Assets and Liabilities

At April 30, 2016 and May 2, 2015, the significant components of the Company’s deferred taxes consisted of the following:

	April 30, 2016	May 2, 2015
Deferred tax assets:
Accrued liabilities	$124,475	$119,458
Inventory	3,844	15,616
Insurance liability	8,392	8,212
Loss and credit carryovers	31,100	24,411
Lease transactions	13,813	23,685
Pension	670	6,175
Stock-based compensation	1,918	3,373
Other	503	1,132

Gross deferred tax assets	184,715	202,062

Valuation allowance	(7,903)	(1,215)

Net deferred tax assets	176,812	200,847

Deferred tax liabilities:
Prepaid expenses	(5,678)	(6,778)
Goodwill and intangible asset amortization	(133,267)	(131,338)
Investment in Barnes & Noble.com	(78,650)	(78,526)
Depreciation	(13,234)	—

Gross deferred tax liabilities	(230,829)	(216,642)

Net deferred tax liabilities	$(54,017)	$(15,795)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2016, fiscal 2015 and fiscal 2014 is as follows:

Balance at April 27, 2013	$21,326
Additions for tax positions of the current period	2,693
Additions for tax positions of prior periods	2,206
Reductions due to settlements	—
Reductions for tax positions of prior periods	(7,070)

Balance at May 3, 2014	$19,155
Additions for tax positions of the current period	731
Additions for tax positions of prior periods	—
Reductions due to settlements	—
Reductions for tax positions of prior periods	(1,504)

Balance at May 2, 2015	$18,382
Additions for tax positions of the current period	238
Additions for tax positions of prior periods	7,433
Reductions due to settlements	(5,980)
Reductions for tax positions of prior periods	(5,501)

Balance at April 30, 2016	$14,572